Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Contingent Purchase Price Consideration, Measured at Estimated Fair Value on Recurring Basis

The following tables present information about our assets and liabilities measured at fair value on a recurring basis in the condensed consolidated balance sheets (in thousands):

Description	June 30, 2017	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$17,131	$17,131	$—	$—
Restricted cash equivalents	13,212	13,212	—	—

Total assets measured and recorded at fair value	$30,343	$30,343	$—	$—

Liabilities:
Warrants potentially settleable in cash	$8,510	$—	$8,510	$—
Contingent purchase price consideration	1,227	—	—	1,227

Total liabilities measured and recorded at fair value	$9,737	$—	$8,510	$1,227

Description	December 31, 2016	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$16,192	$16,192	$—	$—
Restricted cash equivalents	17,622	17,622	—	—

Total assets measured and recorded at fair value	$33,814	$33,814	$—	$—

Liabilities:
Warrants potentially settleable in cash	$1,860	$—	$1,860	$—
Contingent purchase price consideration	1,095	—	—	1,095

Total liabilities measured and recorded at fair value	$2,955	$—	$1,860	$1,095

The following tables present information about our assets and liabilities measured at fair value on a recurring basis in the condensed consolidated balance sheets (in thousands):

	December 31, 2016	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$16,192	$16,192	$—	$—
Restricted cash equivalents	17,622	17,622	—	—

Total assets measured and recorded at fair value	$33,814	$33,814	$—	$—

Liabilities:
Warrants potentially settleable in cash	$1,860	$—	$1,860	$—
Contingent purchase price consideration	1,095	—	—	1,095

Total liabilities measured and recorded at fair value	$2,955	$—	$1,860	$1,095

	December 31, 2015	Level 1	Level 2	Level 3
Assets:
Cash equivalents	$29,171	$29,171	$—	$—

Total assets measured and recorded at fair value	$29,171	$29,171	$—	$—

Liabilities:
Warrants potentially settleable in cash	$14,518	$—	$14,518	$—
Contingent purchase price consideration	6,142	—	—	6,142

Total liabilities measured and recorded at fair value	$20,660	$—	$14,518	$6,142

Reconciliation of Level 3 Liabilities

The Company did not transfer any financial instruments into or out of Level 3 classification during the six months ended June 30, 2017 and 2016. A reconciliation of the beginning and ending Level 3 liabilities for the six months ended June 30, 2017 is as follows (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance, January 1, 2017	$1,095
Change in the estimated fair value of the contingent purchase price consideration	132

Balance at June 30, 2017	$1,227

 A reconciliation of the beginning and ending Level 3 liabilities for the years ended December 31, 2016 and 2015 is as follows (in thousands):

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Balance, January 1, 2015	$6,651
Change in the estimated fair value of the contingent purchase price consideration	(509)

Balance, December 31, 2015	6,142
Change in the estimated fair value of the contingent purchase price consideration	(5,047)

Balance at December 31, 2016	$1,095